Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2013
Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
The following table indicates the capital ratios for Park and PNB at December 31, 2013 and December 31, 2012.

	2013			2012
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	10.01%	11.78%	7.10%	9.28%	11.17%	6.43%
Park	13.27%	15.91%	9.48%	13.12%	15.77%	9.17%

Schedule of various measures of capital ratio
The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2013
Total Risk-Based Capital (to risk-weighted assets)
PNB	$545,144	11.78%	$370,198	8.00%	$462,747	10.00%
Park	754,605	15.91%	379,446	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$463,015	10.01%	$185,099	4.00%	$277,648	6.00%
Park	629,410	13.27%	189,723	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$463,015	7.10%	$261,025	4.00%	$326,281	5.00%
Park	629,410	9.48%	265,633	4.00%	N/A	N/A

At December 31, 2012
Total Risk-Based Capital (to risk-weighted assets)
PNB	$502,680	11.17%	$359,971	8.00%	$449,964	10.00%
Park	732,413	15.77%	371,477	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$417,690	9.28%	$179,986	4.00%	$269,978	6.00%
Park	609,411	13.12%	185,739	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$417,690	6.43%	$259,769	4.00%	$324,711	5.00%
Park	609,411	9.17%	265,719	4.00%	N/A	N/A